Note 12 - Stock Warrants: Schedule of Warrants, Activity (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares
Expired, Weighted Average Fair value	$ 0	$ 0
Warrant
Warrants, Outstanding, Beginning Balance | shares	210,000
Outstanding, Weighted Average Exercise Price, Starting Balance	$ 1.00	$ 0
Outstanding, Weighted Average Fair Value	$ 6.80		$ 7.00
Issued | shares	36,875	210,000
Issued, Weighted Average Exercise Price	$ 5.60	$ 1.00
Issued, Weighted Average Fair value	$ 5.40	$ 7.00
Exercised | shares	(11,250)	0
Exercised, Weighted Average Exercise Price	$ 0	$ 0
Exercised, Weighted Average Fair value	$ 0	$ 0
Cancelled | shares	(5,625)	(5,625)
Cancelled, Weighted Average Exercise Price	$ 0	$ 0
Cancelled, Weighted Average Fair value	$ 0	$ 0
Expired | shares	0	0
Expired, Weighted Average Exercise Price	$ 0	$ 0
Warrants, Outstanding, Ending Balance | shares	230,000	210,000
Outstanding, Weighted Average Exercise Price, Ending Balance	$ 1.60	$ 1.00	0
Exercisable	185,000
Exercisable, Weighted Average Exercise Price	$ 1.80	1.00
Exercisable, Weighted Average Fair Value	6.60	$ 7.0
Exercise Price Range, Lower Range Limit	1.00
Exercise Price Range, Upper Range Limit	$ 8.00
Number Outstanding | shares	230,000	204,357
Weighted Average Remaining Contractual Life	2 years 9 months 18 days
Weighted Average Exercise Price	$ 1.80	$ 1.00
Range of Exercise Price		$ 1.00
Weighted Average Remaining Contractual Life		2 years 10 months 24 days
Warrant | 10-K
Warrants, Outstanding, Beginning Balance | shares	204,375	0
Outstanding, Weighted Average Fair Value		$ 7.00	$ 0
Warrants, Outstanding, Ending Balance | shares		204,375	0